RELATED PARTIES - Income/Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Expenses from equity accounted investments	$ (882)	$ (331)	$ 121
Interest expense on debt obligations	3,530	4,764	4,823
General and administrative expense	1,225	1,391	1,404
Related party
Disclosure of transactions between related parties [line items]
Commercial property revenue	59	53	57
Management fee income	100	227	163
Expenses from equity accounted investments	34	64	8
Interest expense on debt obligations	228	209	116
Capital calls, net funded by BWS	0	0	69
General and administrative expense	335	333	345
Construction costs	26	76	66
Distributions on Brookfield Corporation’s interest in CanHoldco	32	21	49
Incentive fees	$ 19	$ 9	$ 22